UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  March 31, 2006

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	May 12, 2006

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  53
Form 13F Information Table Value Total:  121923

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
Alltel	 	COM	020039103	1656	25575	SH		SOLE		4980		20595
AIG		COM	026874107	1779	26924	SH		SOLE		5300		21624
Altira	 	COM	02209S103	327	4620	SH		SOLE		0		4620
American Pwr	COM	029066107	2478	107238	SH		SOLE		22708		84530
AT&T Inc. 	COM	001957505	3415	126304	SH		SOLE		25790		100514
BP PLC	   SPON ADR	055622104	529	7678	SH		SOLE		0		7678
B of A		COM	060505104	270	9166	SH		SOLE		0		9166
Bank of NY	COM	064057102	3432	95236	SH		SOLE		19115		76121
Bristol Myers 	COM	110122108	4876	198116	SH		SOLE		38305		159811
Caterpillar	COM	149123101	287	4000	SH		SOLE		0		4000
Coca Cola 	COM	191216100	3057	73022	SH		SOLE		13530		59492
Deere		COM	244199105	217	2750	SH		SOLE		0		2750
Dow Jones 	COM	260561105	1400	35630	SH		SOLE		7170		28560
Duke Energy 	COM	254687106	3585	122973	SH		SOLE		26800		96173
Eastman Kodak 	COM	264399106	2419	85040	SH		SOLE		23481		61559
Eli Lilly 	COM	277461109	2460	44476	SH		SOLE		8890		35586
Exxon Mobil	COM	30231G102	701	10326	SH		SOLE		0		10326
Fed. Nat'l Mtg	COM	313586109	1037	20170	SH		SOLE		3640		16530
Ford Mtr PFD TR CV6.5%  345395206	1879	62525	SH		SOLE		12995		49530
Fortune Bnd	COM	349631101	339	4200	SH		SOLE		0		4200
GB & T		COM	361462104	430	19230	SH		SOLE		0		19230
Gallaher	COM	363595109	244	4200	SH		SOLE		0		4200
GE	 	COM	369604103	6125	176120	SH		SOLE		25690		150430
Hewlett Pkd	COM	428236103	3378	102662	SH		SOLE		20105		82557
Home Depot 	COM	437076102	3359	79411	SH		SOLE		15452		63959
IBM		COM	459044103	2386	28930	SH		SOLE		3810		25120
Intel Corp 	COM	458140100	3547	182296	SH		SOLE		40130		142166
Janus 		COM	47102X105	2310	99704	SH		SOLE		20460		79244
Johnson&Johnson	COM	478160104	299	5051	SH		SOLE		0		5051
Marsh&Mclennan 	COM	571748102	2391	81435	SH		SOLE		16655		64780
McDonalds Corp 	COM	580135101	1957	56970	SH		SOLE		11369		45601
Merck & Co 	COM	589331107	4809	136496	SH		SOLE		28035		108461
Microsoft Corp 	COM	594918104	3075	113025	SH		SOLE		22430		90595
New York Times	CL A	650111107	1371	54150	SH		SOLE		10860		43290
Nokia Corp	COM	654902204	5549	267793	SH		SOLE		49590		218203
Northern Trust 	COM	665859104	3687	70236	SH		SOLE		14145		56091
Pfizer Inc	COM	717081103	3886	155953	SH		SOLE		31414		124539
Pitney Bowes	COM	724479100	1492	34756	SH		SOLE		6865		27891
Regions Fin	COM	7591EP100	1198	34072	SH		SOLE		0		34072
Safeway		COM	786514208	4023	160170	SH		SOLE		33200		126970
Schering-Plough COM	806605101	3833	201850	SH		SOLE		40540		161310
Southwest Air	COM	844741108	3083	171362	SH		SOLE		34700		136662
SunTrust Bank	COM	867892101	800	11000	SH		SOLE		0		11000
Synovus Fin. 	COM	87161C105	238	8772	SH		SOLE		0		8772
Sysco Corp	COM	871829107	1513	47210	SH		SOLE		9200		38010
Wachovia Corp 	COM	929903102	1030	18370	SH		SOLE		0		18370
Walt Disney 	COM	254687106	2517	90235	SH		SOLE		18320		71915
Waste Mgmt	COM	94106L109	3348	94855	SH		SOLE		18675		76180
Xerox	 	COM	984121103	2039	134170	SH		SOLE		28339		105831
IShares TR	GS Corp	464287242	2477	23520	SH		SOLE		0		23520
IShares TR	Lehman AGG 464287226	7279	73465	SH		SOLE		0		73465
IShares TR	1-3 Yr	464287457	1461	18270	SH		SOLE		0		18270
IShares TR	7-10 Yr	464287440	716	8780	SH		SOLE		0		8780